Subsequent Event (Details Narrative) - Private Placement [Member] - USD ($) $ / shares in Units, $ in Thousands	Apr. 11, 2018	Mar. 17, 2017
Number of common stock sold in private placement		4,059,994
Subsequent Event [Member]
Number of common stock sold in private placement	6,500,000
Sale of stock, price per share	$ 0.45
Total gross proceeds	$ 2,900